Note 8 - Stock-based Compensation - Stock Option Transactions (Details) shares in Thousands	3 Months Ended
Mar. 31, 2018 $ / shares shares
Outstanding, beginning of period (in shares) | shares	2,344
Outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 3.46
Granted (in shares) | shares	2,059
Granted, weighted average exercise price (in dollars per share) | $ / shares	$ 2.96
Outstanding, end of the period (in shares) | shares	4,403
Outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 3.18
Outstanding, weighted average remaining contractual life (Year)	8 years 182 days
Exercisable, end of the period (in shares) | shares	2,453
Exercisable, end of the Exercisable, weighted average exercise price (in dollars per share) | $ / shares	$ 3.63
Exercisable, weighted average remaining contractual life (Year)	7 years 292 days